Revenue and Construction Contracts - Summary of Revenues and Costs Related to Construction Contracts in Progress (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Revenue from construction contracts included in consolidated revenues, accumulated	$ 114
Costs incurred in construction contracts included in consolidated cost of sales, accumulated	(115)
Construction contracts gross operating profit (loss), accumulated	(1)
Revenue from construction contracts included in consolidated revenues	79	$ 72	$ 89
Costs incurred in construction contracts included in consolidated cost of sales	(79)	(68)	(102)
Construction contracts gross operating profit (loss)	$ 0	$ 4	$ (13)